UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21078

Registrant Name:	PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	May 31

Date of Reporting Period:	February 28, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO New York Municipal Income Fund II

February 28, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.1%
MUNICIPAL BONDS & NOTES 165.4%
FLORIDA 0.9%
Clearwater, Florida Water & Sewer Revenue Bonds, Series 2009
5.250% due 12/01/2039	$1,000	$1,156

LOUISIANA 0.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2009
5.250% due 02/01/2039	1,000	1,162

NEW YORK 157.4%
Build NYC Resource Corp., New York Revenue Bonds, Series 2014
5.000% due 06/01/2038	1,000	1,144
Chautauqua Industrial Development Agency, New York Revenue Bonds, Series 2009
5.875% due 04/01/2042	1,000	1,136
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	153
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	9,000	10,371
JPMorgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2009
8.070% due 07/01/2033 (c)	5,000	6,308
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,000	2,285
5.500% due 11/15/2039	5,000	5,695
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2030	2,100	2,418
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2043	3,000	3,364
Monroe County Industrial Development Corp., New York Revenue Bonds, (FHA Insured), Series 2010
5.500% due 08/15/2040	3,500	4,092
Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,750	1,979
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049	650	52
6.700% due 01/01/2049	1,800	1,823
Nassau County, New York Tobacco Settlement Corp. Revenue Bonds, Series 2006
5.125% due 06/01/2046	4,000	3,210
New York City, New York General Obligation Bonds, Series 2013
5.000% due 08/01/2031	2,000	2,311
New York City, New York Health & Hospital Corp. Revenue Bonds, Series 2010
5.000% due 02/15/2030	1,500	1,673
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
6.500% due 01/01/2046	1,500	1,737
7.000% due 03/01/2049	4,900	5,854
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	786

New York City, New York Industrial Development Agency Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 03/01/2036	1,900	2,004
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	1,415	1,440
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.250% due 01/15/2039	5,000	5,655
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 1999
5.000% due 11/01/2027	5	5
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 05/01/2039	4,850	5,517
New York City, New York Water & Sewer System Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	566
5.250% due 06/15/2040	1,000	1,142
New York City, New York Water & Sewer System Revenue Bonds, Series 2013
5.000% due 06/15/2047	1,000	1,131
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035 (b)	6,350	7,585
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,500	4,305
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,500	1,685
5.625% due 07/15/2047	1,400	1,594
6.375% due 07/15/2049	1,300	1,481
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,399
5.750% due 11/15/2051	10,000	11,637
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,099

New York State Dormitory Authority Revenue Bonds, (AMBAC Insured), Series 2005
5.500% due 05/15/2031	7,490	9,844
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2005
5.000% due 12/01/2035	5,000	5,172
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 07/01/2035	2,750	2,878
New York State Dormitory Authority Revenue Bonds, Series 2007
5.625% due 07/01/2037	1,000	1,117
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2036	2,000	2,186
5.000% due 07/01/2038	2,100	2,317
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	3,000	3,374
5.500% due 05/01/2037	600	683
5.500% due 03/01/2039	3,000	3,429
New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	1,000	1,148
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,230
5.500% due 07/01/2036	1,500	1,771
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,802
New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 07/01/2039	1,000	1,130
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.125% due 06/15/2038	5,000	5,744
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	1,000	1,015
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,800	4,219
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.000% due 03/15/2036 (b)	6,000	6,758
Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
5.250% due 05/15/2034	500	570
5.250% due 05/15/2040	500	565
Onondaga County, New York Revenue Bonds, Series 2011
5.000% due 12/01/2036	1,000	1,138
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
6.000% due 12/01/2036	1,400	1,658
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2009
5.250% due 11/15/2034 (b)	5,000	5,679
Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	3,435	3,798
TSASC, Inc., New York Revenue Bonds, Series 2006
5.000% due 06/01/2026	7,000	7,052
5.000% due 06/01/2034	5,000	4,534
5.125% due 06/01/2042	1,000	866
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,815	1,797
Warren & Washington Counties Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2003
5.000% due 12/01/2035	2,000	2,002
Westchester County Healthcare Corp., New York Revenue Bonds, Series 2010
6.125% due 11/01/2037	1,490	1,732
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2014
5.500% due 05/01/2042	1,000	1,154
Yonkers Economic Development Corp., New York Revenue Bonds, Series 2010
6.000% due 10/15/2030	1,000	1,065
Yonkers Industrial Development Agency, New York Revenue Bonds, Series 2001
6.000% due 06/01/2041	600	684

		199,747

OHIO 5.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	7,450	6,663

U.S. VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
6.000% due 10/01/2039	1,000	1,129

Total Municipal Bonds & Notes (Cost $189,431)		209,857

SHORT-TERM INSTRUMENTS 1.7%
SHORT-TERM NOTES 1.0%
Federal Home Loan Bank
0.091% due 03/13/2015	1,300	1,300

U.S. TREASURY BILLS 0.7%
0.046% due 05/07/2015 - 05/28/2015 (a)	800	800

Total Short-Term Instruments (Cost $2,100)	2,100

Total Investments in Securities (Cost $191,531)	211,957

Total Investments 167.1% (Cost $191,531)	$211,957
Preferred Shares (62.3%)	(79,000)
Other Assets and Liabilities, net (4.8%)	(6,083)

Net Assets Applicable to Common Shareholders 100.0%	$126,874

Notes to Schedule of Investments (amounts in thousands*, except number of contracts, shares, and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Residual Interest Bonds held in trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Inverse Floater - The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 02/28/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Florida	$0	$1,156	$0	$1,156
Louisiana	0	1,162	0	1,162
New York	0	199,747	0	199,747
Ohio	0	6,663	0	6,663
U.S. Virgin Islands	0	1,129	0	1,129
Short-Term Instruments
Short-Term Notes	0	1,300	0	1,300
U.S. Treasury Bills	0	800	0	800

Total Investments	$0	$211,957	$0	$211,957

There were no significant transfers between Levels 1, 2, or 3 during the period ended February 28, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee, whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of February 28, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of February 28, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 191,531	$21,377	$(951)	$20,426

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	Radian	Radian Guaranty, Inc.
AMBAC	American Municipal Bond Assurance Corp.

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO New York Municipal Income Fund II

By:	/s/ Peter G. Strelow
Peter G. Strelow
President, Principal Executive Officer

Date: April 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: April 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow,
President, Principal Executive Officer

Date: April 27, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer,
Principal Financial & Accounting Officer

Date: April 27, 2015